Annual Total Returns- Thrivent Small Cap Stock Fund (Class S) [BarChart] - Class S - Thrivent Small Cap Stock Fund - Class S	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.23%)	9.57%	36.07%	4.77%	(2.61%)	25.69%	21.29%	(10.37%)	27.78%	22.86%